Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Revenue	$ 165,447	$ 127,182	$ 108,652
Cost of sales	(15,261)	(7,536)	(9,112)
Gross profit	150,186	119,646	99,540
Sales and marketing expenses	(63,003)	(41,897)	(35,331)
Technology expenses	(24,789)	(13,949)	(10,287)
General and administrative expenses	(32,169)	(27,645)	(24,291)
Movements in credit losses allowance and write-offs	(329)	(480)	(914)
Impairment loss on intangible assets	(14,006)	0	0
Fair value movement on contingent consideration	(47,678)	0	(6,939)
Operating (loss) profit	(31,788)	35,675	21,778
Finance income	7,826	1,570	634
Finance expenses	(8,446)	(3,095)	(2,271)
(Loss) income before tax	(32,408)	34,150	20,141
Income tax charge	(522)	(3,471)	(1,881)
Net (loss) income for the year attributable to shareholders	(32,930)	30,679	18,260
Items that are or may be reclassified subsequently to profit and loss
Exchange differences on translating foreign currencies	5,587	(6,605)	2,868
Cash flow hedge - effective portion of changes in fair value	(2,298)	0	0
Cash flow hedges - reclassified to profit or loss	2,453	0	0
Related tax	(19)	0	0
Other comprehensive income (loss) for the year, net of tax	5,723	(6,605)	2,868
Total comprehensive (loss) income for the year attributable to the shareholders	$ (27,207)	$ 24,074	$ 21,128
Net (loss) income per share attributable to shareholders, basic (in usd per share)	$ (0.93)	$ 0.85	$ 0.49
Net (loss) income per share attributable to shareholders, diluted (in usd per share)	$ (0.93)	$ 0.84	$ 0.47